Receivables, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Receivables, net
Trade receivables				$ 7,197	$ 7,715
Other receivables				665	701
Allowance	$ (279)	$ (317)	$ (271)	(258)	(279)
Total billed receivables, net				7,604	8,137
Unbilled receivables, net:
Costs and estimated profits in excess of billings				3,385	4,087
Advance payments consumed				(928)	(1,146)
Total unbilled receivables, net				2,457	2,941
Total receivables, net				10,061	11,078
Contractual retention amounts billed to customers				$ 545	$ 489
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	66.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	20.00%
Allowance for doubtful accounts
Balance at January 1	$ 279	317	271
Additions	118	103	147
Deductions	(113)	(118)	(92)
Exchange rate differences	(26)	(23)	(9)
Balance at December 31	$ 258	$ 279	$ 317